ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - STATEMENTS OF COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (224,202)	$ (31,578)	¥ (205,623)	¥ (206,981)
Interest income	8,834	1,244	8,118	9,776
Other operating income, net	(1,607)	(226)	(6,556)	2,012
Other income, net	7,612	1,072	8,132	14,890
Loss before income taxes	(353,182)	(49,746)	(376,069)	(621,025)
Net loss attributable to ordinary shareholders	(392,693)	(55,311)	(416,878)	(669,810)
Other comprehensive income (loss) (net of tax of nil)
Unrealized gains of available-for-sale securities	4,343	612	4,810	8,312
Realized gains of available-for-sale securities	(4,166)	(587)	(4,464)	(7,801)
Foreign currency translation adjustments	(3,249)	(458)	15,869	(4,051)
Comprehensive loss	(395,765)	(55,744)	(400,663)	(673,350)
Parent
Operating expenses:
General and administrative expenses	(19,303)	(2,719)	(19,613)	(12,141)
Interest income	1,772	250	12	26
Other operating income, net				50
Other income, net	3,546	499	3,985	7,089
Loss before income taxes	(13,985)	(1,970)	(15,616)	(4,976)
Equity in loss from subsidiaries and share of loss in former VIE	(378,708)	(53,341)	(401,262)	(664,834)
Net loss attributable to ordinary shareholders	(392,693)	(55,311)	(416,878)	(669,810)
Other comprehensive income (loss) (net of tax of nil)
Unrealized gains of available-for-sale securities			640	278
Realized gains of available-for-sale securities	(640)	(90)
Foreign currency translation adjustments	(3,249)	(458)	15,869	(4,051)
Unrealized securities holding gains of subsidiaries and former VIE	4,343	612	4,170	8,034
Realized securities holding gains of subsidiaries and former VIE	(3,526)	(497)	(4,464)	(7,801)
Comprehensive loss	¥ (395,765)	$ (55,744)	¥ (400,663)	¥ (673,350)